Cash (Details Textual) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Cash	19,139	19,291
Vendor Security Agency Arrangements [Member]
Cash	3,100	3,100
British Columbia Class Settlement [Member]
Cash		6,257
Pre-Authorized Debit, Facilitated Third-Party [Member]
Cash	4,640	3,611
Third Party Lender [Member]
Cash	2,441